Subsequent Events (Details Narrative) - USD ($)										1 Months Ended					2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 20, 2018	Nov. 16, 2018	Oct. 23, 2018	Oct. 22, 2018	Oct. 12, 2018	Jul. 29, 2018	Feb. 05, 2018	Feb. 05, 2018	Jan. 26, 2018	Dec. 31, 2018	Oct. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Jan. 31, 2018	Nov. 30, 2018	Dec. 20, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt instrument principal amount																					$ 125,000
Debt conversion price																					$ 0.00005
Convertible outstanding amount																					$ 125,000	$ 125,000
LandStar Inc. and Subsidiaries [Member]
Payment for development services																	$ 37,262		$ 104,732
Debt instrument principal amount												$ 829,680					829,680		829,680
Convertible outstanding amount												100,000					100,000		100,000		125,000
Deposit on acquisition																			(50,000)
Subsequent Event [Member]
Number of common stock restricted shares issued	252,016,130
Number of common stock restricted shares issued, subscriptions	$ 500,000
Number of warrants to acquire common stock	50,403,226															50,403,226
Warrant strike price per share	$ 0.003															$ 0.003
Warrant term	5 years															5 years
Subsequent Event [Member] | LandStar Inc. and Subsidiaries [Member]
Number of common stock restricted shares issued										252,016,130
Number of common stock restricted shares issued, subscriptions										$ 500,000
Number of warrants to acquire common stock										50,403,226
Warrant strike price per share										$ 0.003
Warrant term										5 years
Shares issued price per share										$ 0.002
Convertible Note [Member] | Subsequent Event [Member] | LandStar Inc. and Subsidiaries [Member]
Debt converted into common stock, amount															$ 25,000
Debt converted into common stock, shares															500,000,000
Equity Purchase Agreement [Member] | LandStar Inc. and Subsidiaries [Member]
Description on agreement							(i) 24 months from the date on which the EPA was executed, or (ii) the date on which Blue Citi purchased the aggregate maximum purchase price of $10,000,000 pursuant to the EPA. The purchase price for the Company's shares of common stock to be paid by Blue Citi was 85% of the price of Company shares traded on the principal market of the Company's common stock pursuant to a specific time period and formula in the EPA.
Percentage of common stock price in principal market to be repaid for purchase price							85.00%	85.00%
Commitment Fee							$ 100,000
Number of commitment shares issued							28,571,429
Equity Purchase Agreement [Member] | LandStar Inc. and Subsidiaries [Member] | Maximum [Member]
Purchase price of common stock							$ 10,000,000
Consulting Agreements [Member] | LandStar Inc. and Subsidiaries [Member]
Payment for development services																			200,000
2018 [Member] | Subsequent Event [Member]
Number of stock options granted		207,970,754
Number of restricted stock granted		151,844,997
2018 [Member] | Consulting Agreements [Member]
Payment for development services								$ 200,000
Mr. Remillard [Member] | Data443 Risk Mitigation, Inc [Member]
Number of shares of common stock for acquisition													100,000,000
Mr. Remillard [Member] | Data443 Risk Mitigation, Inc [Member] | LandStar Inc. and Subsidiaries [Member]
Number of shares of common stock for acquisition, value													$ 1,220,000
Number of shares of common stock for acquisition													100,000,000
Mr. Remillard [Member] | Data443 Risk Mitigation, Inc [Member] | Earn Out Date [Member]
Number of shares of common stock for acquisition, value													$ 100,000,000
Number of shares of common stock for acquisition													1,000,000
Mr. Remillard [Member] | Data443 Risk Mitigation, Inc [Member] | Earn Out Date [Member] | LandStar Inc. and Subsidiaries [Member]
Number of shares of common stock for acquisition, value													$ 1,220,000
Number of shares of common stock for acquisition													100,000,000
Myriad Software Productions, LLC [Member]
Acquisition purchase price														$ 1,500,000
Myriad Software Productions, LLC [Member] | Mr. Remillard [Member]
Payments for acquisition														50,000
Acquisition from promissory note														250,000
Number of shares of common stock for acquisition, value														$ 1,200,000
Number of shares of common stock for acquisition														1,200,000,000
Myriad Software Productions, LLC [Member] | Mr. Remillard [Member] | LandStar Inc. and Subsidiaries [Member]
Number of common stock restricted shares issued									1,200,000,000
Blue Citi LLC [Member] | LandStar Inc. and Subsidiaries [Member]
Debt converted into common stock, amount																			$ 25,000
Debt converted into common stock, shares																			500,000,000
Blue Citi LLC [Member] | Convertible Note [Member]
Convertible outstanding amount												100,000					100,000		$ 100,000
Debt converted into common stock, amount																			$ 25,000
Debt converted into common stock, shares																			500,000,000
Blue Citi LLC [Member] | Convertible Note [Member] | LandStar Inc. and Subsidiaries [Member]
Debt instrument principal amount												$ 125,000					$ 125,000		$ 125,000
Debt conversion price												$ 0.00005					$ 0.00005		$ 0.00005
Convertible outstanding amount												$ 100,000					$ 100,000		$ 100,000
Blue Citi LLC [Member] | Convertible Note [Member] | Subsequent Event [Member]
Debt instrument principal amount	$ 175,000															$ 175,000
Debt converted into common stock, amount																$ 25,000
Debt converted into common stock, shares																500,000,000
Blue Citi LLC [Member] | Convertible Note [Member] | Subsequent Event [Member] | LandStar Inc. and Subsidiaries [Member] | Minimum [Member]
Debt instrument principal amount											$ 829,680
Blue Citi LLC [Member] | Convertible Note [Member] | Subsequent Event [Member] | LandStar Inc. and Subsidiaries [Member] | Maximum [Member]
Debt instrument principal amount											1,004,680
Blue Citi LLC [Member] | Convertible Note One [Member] | LandStar Inc. and Subsidiaries [Member]
Debt discount rate																			10.00%
Debt description																			The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 10% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.
Blue Citi LLC [Member] | Convertible Note Restructuring [Member]
Debt instrument principal amount												$ 810,000					$ 810,000		$ 810,000
Debt interest rate												8.00%					8.00%		8.00%
Debt discount rate												25.00%
Debt description												Those notes (i) accrued interest at the rate of 8% per annum; (ii) could be converted into shares of the Company's common stock at a 25% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (50% discount upon an event of default under the note), and (iii) were due and payable upon the 12-month or 18-month anniversary of their issuance.
Accrued interest												$ 19,680
Blue Citi LLC [Member] | Convertible Note Restructuring [Member] | LandStar Inc. and Subsidiaries [Member]
Debt instrument principal amount												$ 810,000					$ 810,000		$ 810,000
Debt interest rate												8.00%					8.00%		8.00%
Debt discount rate												25.00%
Debt description												Those notes (i) accrued interest at the rate of 8% per annum; (ii) could be converted into shares of the Company’s common stock at a 25% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (50% discount upon an event of default under the note), and (iii) were due and payable upon the 12-month or 18-month anniversary of their issuance.
Accrued interest												$ 19,680
Blue Citi LLC [Member] | Equity Purchase Agreement [Member]
Purchase price of common stock								$ 10,000,000
Description on agreement								(i) 24 months from the date on which the EPA was executed, or (ii) the date on which Blue Citi purchased the aggregate maximum purchase price of $10,000,000 pursuant to the EPA. The purchase price for the Company’s shares of common stock to be paid by Blue Citi was 85% of the price of Company shares traded on the principal market of the Company’s common stock pursuant to a specific time period and formula in the EPA.
Percentage of common stock price in principal market to be repaid for purchase price							85.00%	85.00%
Commitment Fee								$ 100,000
Number of commitment shares issued								28,571,429
Blue Citi LLC [Member] | 2018 [Member] | Convertible Note [Member]
Debt instrument principal amount																					$ 125,000
Debt conversion price																					$ 0.00005
Convertible outstanding amount																					$ 125,000
Blue Citi LLC [Member] | 2018 [Member] | Convertible Note One [Member]
Debt instrument principal amount																					$ 829,680
Debt interest rate																					8.00%
Debt discount rate																					10.00%
Debt description																					The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 10% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.
AFT Funding Corp [Member] | Convertible Note [Member] | Subsequent Event [Member]
Convertible outstanding amount					$ 110,000
Debt interest rate					8.00%
Debt description					Right of the holder to convert all amounts due into shares of the Company’s common stock at a price equal to 70% of the lesser of (i) the lowest price for our common stock during the 20-days preceding the conversion
Proceeds from notes payable					$ 100,000
Debt instrument maturity date					Jul. 16, 2019
AFT Funding Corp [Member] | Convertible Note [Member] | Subsequent Event [Member] | LandStar Inc. and Subsidiaries [Member]
Convertible outstanding amount											$ 110,000
Debt interest rate											8.00%
Debt description											The note (i) accrues interest at the rate of 8% per annum; (ii) is scheduled to mature in July 2019; and (iii) can be converted into shares of our common stock at a 30% discount to (a) the lowest trading price during the 20 consecutive trading days immediately preceding the date of conversion or (b) the lowest price of our common stock during the 20 consecutive trading days preceding the issuance of the note. (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.
Proceeds from notes payable											$ 100,000
Debt instrument maturity date											Jul. 31, 2019
Smea2z LLC [Member] | Convertible Note [Member] | Subsequent Event [Member]
Convertible outstanding amount			$ 220,000
Debt interest rate			8.00%
Debt description			Right of the holder to convert all amounts due into shares of the Company’s common stock at a price equal to 70% of the lesser of (i) the lowest price for our common stock during the 20-days preceding the conversion
Proceeds from notes payable			$ 200,000
Debt instrument maturity date			Jul. 23, 2019
Smea2z LLC [Member] | Convertible Note [Member] | Subsequent Event [Member] | LandStar Inc. and Subsidiaries [Member]
Convertible outstanding amount											$ 220,000
Debt interest rate											8.00%
Debt description											The note (i) accrues interest at the rate of 8% per annum; (ii) is scheduled to mature in July 2019; and (iii) can be converted into shares of our common stock at a 30% discount to (a) the lowest trading price during the 20 consecutive trading days immediately preceding the date of conversion or (b) the lowest price of our common stock during the 20 consecutive trading days preceding the issuance of the note. (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.
Proceeds from notes payable											$ 200,000
Debt instrument maturity date											Jul. 31, 2019
Modevity, LLC [Member]
Number of shares of common stock for acquisition						164,533,821
Deposit on acquisition						$ 50,000
Purchase consideration payable						150,000
Modevity, LLC [Member] | Subsequent Event [Member]
Payments for acquisition				$ 200,000
Modevity, LLC [Member] | 10 Month Promissory Note Note [Member]
Acquisition from promissory note						$ 750,000
Modevity, LLC [Member] | 10 Month Promissory Note Note [Member] | Subsequent Event [Member]
Payments for acquisition				$ 750,000
Number of shares of common stock for acquisition				164,533,821